Income Taxes (Details)	12 Months Ended
Dec. 31, 2018
Mexico [Member]
Tax rate	30.00%
Brazil [Member]
Tax rate	34.00%
Argentina [Member]
Tax rate	35.00%
United States [Member]
Tax rate	35.00% [1]

[1]	Federal.